1933 Act/Rule 485(a)

December 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

Post-Effective Amendment No. 42

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding two new series to the Trust, the Virtus Allocator Premium Alpha-Sector Fund and Virtus Global Premium AlphaSector Fund.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr